Portfolio of Investments
Columbia Connecticut Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 95.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 10.2%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Fairfield University
Series 2017R
07/01/2034	4.000%	1,000,000	1,023,008
Quinnipiac University
Series 2016M
07/01/2029	5.000%	1,000,000	1,083,947
Sacred Heart University Issue
Series 2017
07/01/2033	5.000%	300,000	326,661
Series 2021S
06/01/2037	5.000%	370,000	416,695
Trinity College
Series 2020R
06/01/2032	5.000%	265,000	299,549
University of New Haven
Series 2018
07/01/2033	5.000%	500,000	518,120
07/01/2034	5.000%	500,000	516,349
Revenue Bonds
Sacred Heart University
Series 2020K
07/01/2035	5.000%	475,000	530,670
07/01/2036	5.000%	150,000	166,568
University of Connecticut
Revenue Bonds
Series 2018A
11/15/2035	5.000%	2,700,000	3,048,953
Total			7,930,520
Hospital 11.7%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Nuvance Health Issue
Series 2019A
07/01/2033	5.000%	400,000	436,583
Stamford Hospital Issue
Series 2022
07/01/2028	5.000%	300,000	332,988
Revenue Bonds
Hartford Healthcare
Series 2014E
07/01/2034	5.000%	2,360,000	2,438,372
Series 2020A
07/01/2036	4.000%	1,045,000	1,053,238
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Trinity Health Corp.
Series 2016
12/01/2032	5.000%	2,000,000	2,167,341
Yale-New Haven Health
Series 2014A
07/01/2031	5.000%	2,500,000	2,617,408
Total			9,045,930
Local General Obligation 22.7%
City of Bridgeport
Unlimited General Obligation Bonds
Series 2014A (AGM)
07/01/2031	5.000%	1,350,000	1,416,507
Series 2019-A (BAM)
02/01/2036	5.000%	1,000,000	1,128,396
Series 2021A
08/01/2029	5.000%	175,000	202,548
City of Middletown
Unlimited General Obligation Bonds
Series 2015
04/01/2026	5.000%	1,000,000	1,114,143
City of Milford
Unlimited General Obligation Refunding Bonds
Series 2017B
11/01/2030	4.000%	450,000	478,368
City of New Haven
Unlimited General Obligation Bonds
Series 2015 (AGM)
09/01/2027	5.000%	1,200,000	1,301,720
Unlimited General Obligation Refunding Bonds
Series 2015B (BAM)
08/15/2027	5.000%	750,000	812,845
Series 2019B AGM
02/01/2030	5.000%	450,000	522,650
City of Norwalk
Unlimited General Obligation Refunding Bonds
Series 2017B
07/01/2026	4.000%	750,000	797,642
City of Waterbury
Unlimited General Obligation Bonds
Lot A
Series 2015 (BAM)
08/01/2031	5.000%	500,000	536,510
08/01/2032	5.000%	500,000	535,563
Series 2020A
02/01/2030	5.000%	500,000	581,832
Series 2022
08/01/2028	5.000%	250,000	285,783
Columbia Connecticut Intermediate Municipal Bond Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Connecticut Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan District (The)
Unlimited General Obligation Bonds
Series 2018
07/15/2034	5.000%	500,000	562,897
Series 2019A
07/15/2033	5.000%	2,499,999	2,855,150
Town of Guilford
Unlimited General Obligation Refunding Bonds
Series 2016A
08/15/2029	4.000%	450,000	482,114
Town of Hamden
Unlimited General Obligation Refunding Bonds
Series 2018A (BAM)
08/15/2030	5.000%	1,000,000	1,117,773
Town of North Haven
Unlimited General Obligation Bonds
Series 2007
07/15/2024	4.750%	1,150,000	1,216,502
07/15/2025	4.750%	1,150,000	1,244,246
Town of Trumbull
Unlimited General Obligation Refunding Bonds
Series 2017B
09/01/2030	4.000%	350,000	372,553
Total			17,565,742
Pool / Bond Bank 2.9%
State of Connecticut Clean Water Fund - State Revolving Fund
Revenue Bonds
Green Bonds
Series 2017A
05/01/2034	5.000%	1,500,000	1,674,185
Series 2019A
02/01/2035	4.000%	565,000	592,375
Total			2,266,560
Prep School 4.8%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Choate Rosemary Hall Issue
Series 2020
07/01/2037	4.000%	300,000	316,280
07/01/2038	4.000%	310,000	325,968
Taft School Issue
Series 2018K
07/01/2035	4.000%	1,115,000	1,168,845
Revenue Bonds
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/2027	5.250%	1,670,000	1,902,311
Total			3,713,404
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 5.2%
City of New Britain
Prerefunded 09/01/28 Unlimited General Obligation Bonds
Series 2018B (AGM)
09/01/2036	5.250%	720,000	846,172
Unlimited General Obligation Refunding Bonds
Series 2016A Escrowed to Maturity (BAM)
03/01/2025	5.000%	10,000	10,802
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Greenwich Academy
Series 2007E Escrowed to Maturity (AGM)
03/01/2026	5.250%	1,945,000	2,081,148
Greater New Haven Water Pollution Control Authority
Prerefunded 08/15/24 Revenue Bonds
Series 2014B
08/15/2031	5.000%	1,000,000	1,066,785
Total			4,004,907
Retirement Communities 3.5%
Connecticut State Health & Educational Facilities Authority(a)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,000,000	1,004,351
McLean Issue
Series 2020A
01/01/2030	5.000%	425,000	445,062
McLean Issue - TEMPS-50
Series 2020B-2
01/01/2026	2.750%	500,000	488,180
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Covenant Home, Inc.
Series 2018
12/01/2031	5.000%	750,000	799,605
Total			2,737,198
Single Family 8.9%
Connecticut Housing Finance Authority(b)
Refunding Revenue Bonds
Home Mortgage
Series 2019D-2
05/15/2033	3.000%	690,000	671,354
Series 2020A-2
11/15/2030	2.150%	1,000,000	936,519
05/15/2031	2.200%	1,000,000	939,979
Series 2020C
05/15/2027	5.000%	790,000	869,631
11/15/2028	5.000%	575,000	641,194

2	Columbia Connecticut Intermediate Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Connecticut Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Series 2019B1
11/15/2033	3.000%	1,000,000	961,728
Social Bonds
Series 2021D-1
05/15/2029	5.000%	700,000	807,530
Subordinated Series 2017D-1
11/15/2032	3.200%	525,000	523,036
Subordinated Series 2018C-1
11/15/2038	3.625%	540,000	538,213
Total			6,889,184
Special Non Property Tax 7.9%
State of Connecticut
Refunding Revenue Bonds
Series 2021C
01/01/2032	5.000%	1,000,000	1,200,697
Revenue Bonds
Special Tax Obligation Bonds
Series 2020A
05/01/2037	5.000%	1,000,000	1,132,942
State of Connecticut Special Tax
Revenue Bonds
Series 2018B
10/01/2035	5.000%	1,000,000	1,122,953
Transportation Infrastructure
Series 2014A
09/01/2025	5.000%	2,500,000	2,663,578
Total			6,120,170
State Appropriated 5.0%
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Connecticut State University System
Series 2019
11/01/2032	5.000%	1,000,000	1,161,169
University of Connecticut
Revenue Bonds
Series 2015A
02/15/2029	5.000%	1,500,000	1,601,042
Series 2020A
02/15/2037	5.000%	1,000,000	1,134,792
Total			3,897,003
State General Obligation 4.4%
State of Connecticut
Unlimited General Obligation Bonds
Series 2018A
04/15/2031	5.000%	1,000,000	1,137,495
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-E
09/15/2033	5.000%	1,000,000	1,130,002
Series 2019A
04/15/2036	5.000%	1,000,000	1,129,668
Total			3,397,165
Water & Sewer 8.7%
Greater New Haven Water Pollution Control Authority
Refunding Revenue Bonds
Series 2016A
11/15/2029	4.000%	500,000	535,199
11/15/2030	4.000%	400,000	426,220
11/15/2031	4.000%	100,000	105,947
11/15/2032	4.000%	440,000	463,124
Mattabassett District
Revenue Bonds
Green Bonds
Series 2021 (BAM)
08/01/2029	5.000%	500,000	581,493
South Central Connecticut Regional Water Authority
Refunding Revenue Bonds
20th Series 2007A (NPFGC)
08/01/2022	5.250%	1,370,000	1,370,444
08/01/2023	5.250%	500,000	518,222
29th Series 2014
08/01/2025	5.000%	500,000	515,508
32nd Series 2016B
08/01/2035	4.000%	1,000,000	1,033,523
Thirty Sixth Series 2022B-1
08/01/2028	5.000%	1,000,000	1,153,388
Total			6,703,068
Total Municipal Bonds (Cost $74,637,245)			74,270,851

Money Market Funds 3.2%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.986%(c)	230,078	230,055
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 1.001%(c)	2,245,961	2,245,961
Total Money Market Funds (Cost $2,476,039)		2,476,016
Total Investments in Securities (Cost: $77,113,284)		76,746,867
Other Assets & Liabilities, Net		675,258
Net Assets		77,422,125

Columbia Connecticut Intermediate Municipal Bond Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Connecticut Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2022, the total value of these securities amounted to $1,937,593, which represents 2.50% of total net assets.
(b)	Income from this security may be subject to alternative minimum tax.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Connecticut Intermediate Municipal Bond Fund | Third Quarter Report 2022

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